Columbia Variable Portfolio – Balanced Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	45,052	45,191
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	118,266	119,271
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	1,500,000	1,503,195
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	309,589	310,376
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.318%	1,925,000	1,925,064
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-1A Class A
08/20/2027	1.380%	3,333,333	3,312,468
Bain Capital Credit CLO(a),(b)
Series 2026-1A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 04/19/2034	4.650%	1,350,000	1,344,348
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.698%	3,000,000	2,994,747
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	4.962%	82,385	82,572
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.162%	82,385	82,639
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	5.135%	3,500,000	3,498,267
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	2,987,349	3,042,821
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	4.954%	199,593	199,781
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	1,714,188	1,712,848
Exeter Automobile Receivables Trust
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	943,717	938,354
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	2,675,000	2,698,389
GoldenTree Loan Management US CLO 19 Ltd.(a),(b)
Series 2024-19A Class AR
3-month Term SOFR + 1.150% Floor 1.150% 07/20/2039	3.661%	2,750,000	2,744,495
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.018%	1,425,000	1,425,802
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	5.008%	3,000,000	2,992,587
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	1,105,804	1,114,514
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	2,197,768	2,201,218
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	341,938	347,507
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.780%	1,471,279	1,471,485
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.848%	2,900,000	2,889,850

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	5.472%	3,600,000	3,602,210
Marlette Funding Trust(a)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	467,884	469,160
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	1,109,545	1,115,983
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	482,581	491,931
Series 2025-1 Class A
12/22/2042	6.250%	935,676	935,606
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class AR2
3-month Term SOFR + 1.290% Floor 1.290% 01/22/2038	4.959%	1,375,000	1,377,041
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	4.948%	650,000	650,243
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.868%	2,700,000	2,697,143
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	4.998%	2,600,000	2,603,671
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	3,625,000	3,680,972
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	212,817	213,502
Series 2024-6 Class A
11/15/2031	6.093%	213,301	213,955
Series 2025-5 Class B
03/15/2033	5.440%	1,999,923	2,010,757
Series 2025-6 Class B
04/15/2033	4.883%	1,649,848	1,640,485
Series 2025-R2 Class A
10/15/2032	4.865%	1,415,287	1,416,894
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-R3 Class A
01/18/2033	4.841%	785,748	785,274
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	963,374	967,398
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,182,358	1,188,252
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	119,256	119,632
Series 2024-3 Class A
10/15/2031	6.258%	722,324	725,512
Series 2026-R1 Class A
12/15/2033	4.714%	1,777,736	1,774,327
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	1,300,000	1,301,682
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	72,796	72,840
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,125,000	1,129,250
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	1,366,178	1,366,681
Reach ABS Trust(a)
Series 2025-1A Class A
08/16/2032	4.960%	317,767	318,277
Research-Driven Pagaya Motor Asset Trust(a)
Series 2026-R1A Class A
07/25/2034	5.659%	1,310,000	1,311,319
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	143,919	142,760
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	713,652	715,239
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	911,246	912,428
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	158,584	158,628
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	1,650,000	1,670,553
Total Asset-Backed Securities — Non-Agency (Cost $76,493,398)			76,777,394

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.085%	2,175,000	2,164,124
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	1,175,000	1,157,451
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	525,000	431,898
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	625,000	613,049
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	1,030,332	999,656
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	6,235,743	6,130,900
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	2,250,000	2,213,684
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	5.987%	1,100,000	1,056,892
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.537%	425,000	404,176
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	1,531,936	1,474,790
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	1,830,000	1,802,294
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	5.610%	1,900,000	1,901,387
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	650,000	644,512
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	1,075,000	1,024,988
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $22,681,280)			22,019,801

Common Stocks 59.0%
Issuer	Shares	Value ($)
Communication Services 7.0%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	288,795	14,497,509
Entertainment 1.5%
Netflix, Inc.(c)	175,975	16,919,996
Take-Two Interactive Software, Inc.(c)	16,331	3,225,373
Walt Disney Co. (The)	40,192	3,873,705
Total		24,019,074
Interactive Media & Services 4.6%
Alphabet, Inc., Class A	103,367	29,724,214
Alphabet, Inc., Class C	84,815	24,330,031
Meta Platforms, Inc., Class A	33,705	19,283,642
Total		73,337,887
Total Communication Services		111,854,470
Consumer Discretionary 5.8%
Automobiles 0.5%
Tesla, Inc.(c)	23,279	8,653,968
Broadline Retail 3.9%
Amazon.com, Inc.(c)	217,843	45,370,162
eBay, Inc.	189,151	17,216,524
Total		62,586,686
Hotels, Restaurants & Leisure 0.8%
DoorDash, Inc., Class A(c)	28,732	4,314,110
Starbucks Corp.	91,583	8,204,921
Total		12,519,031
Household Durables 0.3%
PulteGroup, Inc.	40,989	4,820,716

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	17,391	918,592
Tapestry, Inc.	26,653	3,761,005
Total		4,679,597
Total Consumer Discretionary		93,259,998
Consumer Staples 1.5%
Beverages 0.7%
PepsiCo, Inc.	76,847	11,933,571
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	102,151	12,695,326
Total Consumer Staples		24,628,897
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	86,284	17,852,160
ConocoPhillips Co.	116,421	15,367,572
EOG Resources, Inc.	78,234	11,310,289
Total		44,530,021
Total Energy		44,530,021
Financials 8.1%
Banks 2.1%
Bank of America Corp.	260,847	12,716,291
JPMorgan Chase & Co.	34,628	10,186,173
Wells Fargo & Co.	127,531	10,152,743
Total		33,055,207
Capital Markets 2.3%
Blackrock, Inc.	13,843	13,312,952
Charles Schwab Corp. (The)	43,097	4,050,256
Intercontinental Exchange, Inc.	31,166	4,901,788
Morgan Stanley	56,366	9,276,153
S&P Global, Inc.	10,319	4,389,083
Total		35,930,232
Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(c)	41,802	20,031,519
Block, Inc., Class A(c)	83,767	5,041,098
MasterCard, Inc., Class A	18,673	9,330,151
Visa, Inc., Class A	55,189	16,680,323
Total		51,083,091
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.5%
Aon PLC, Class A	26,508	8,556,252
Total Financials		128,624,782
Health Care 6.0%
Biotechnology 1.6%
AbbVie, Inc.	59,194	12,874,103
Vertex Pharmaceuticals, Inc.(c)	29,695	13,260,005
Total		26,134,108
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	77,446	7,951,381
Boston Scientific Corp.(c)	69,012	4,330,503
Total		12,281,884
Health Care Providers & Services 0.8%
Cigna Group (The)	30,153	8,043,313
Henry Schein, Inc.(c)	57,588	4,244,235
Total		12,287,548
Life Sciences Tools & Services 1.4%
IQVIA Holdings, Inc.(c)	40,868	6,969,629
Thermo Fisher Scientific, Inc.	21,877	10,753,202
Waters Corp.(c)	18,379	5,473,266
Total		23,196,097
Pharmaceuticals 1.4%
Eli Lilly & Co.	24,120	22,184,853
Total Health Care		96,084,490
Industrials 5.3%
Aerospace & Defense 1.2%
Boeing Co. (The)(c)	62,007	12,341,253
General Electric Co.	5,131	1,456,024
RTX Corp.	27,605	5,325,005
Total		19,122,282
Building Products 0.4%
Carrier Global Corp.	120,176	6,767,110
Commercial Services & Supplies 0.4%
Waste Management, Inc.	26,183	6,016,592
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.0%
Eaton Corp. PLC	31,778	11,366,037
GE Vernova, Inc.	5,453	4,759,924
Total		16,125,961
Industrial Conglomerates 1.1%
Honeywell International, Inc.	79,999	18,082,174
Machinery 0.8%
PACCAR, Inc.	41,824	4,830,672
Parker-Hannifin Corp.	2,192	1,962,366
Stanley Black & Decker, Inc.	74,288	5,278,905
Total		12,071,943
Professional Services 0.4%
Jacobs Solutions, Inc.	49,148	6,255,557
Total Industrials		84,441,619
Information Technology 19.9%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity PLC	69,762	14,581,653
IT Services 0.3%
Okta, Inc.(c)	61,137	4,812,094
Semiconductors & Semiconductor Equipment 9.3%
Applied Materials, Inc.	33,498	11,449,282
Broadcom, Inc.	83,900	25,967,889
Lam Research Corp.	38,047	8,129,122
Marvell Technology, Inc.	69,455	6,879,518
Micron Technology, Inc.	9,592	3,240,561
NVIDIA Corp.	451,420	78,727,648
Texas Instruments, Inc.	74,801	14,521,866
Total		148,915,886
Software 5.2%
Intuit, Inc.	11,979	5,179,480
Microsoft Corp.	154,378	57,146,104
Oracle Corp.	57,608	8,474,713
Palo Alto Networks, Inc.(c)	28,735	4,606,795
Salesforce, Inc.	17,136	3,198,777
Synopsys, Inc.(c)	11,868	4,705,425
Total		83,311,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	234,298	59,462,489
Dell Technologies, Inc.	39,237	6,439,969
Total		65,902,458
Total Information Technology		317,523,385
Materials 0.4%
Chemicals 0.4%
International Flavors & Fragrances, Inc.	84,288	6,115,094
Total Materials		6,115,094
Real Estate 0.8%
Specialized REITs 0.8%
Equinix, Inc.	13,511	13,244,023
Total Real Estate		13,244,023
Utilities 1.4%
Multi-Utilities 1.4%
DTE Energy Co.	83,862	12,262,302
Public Service Enterprise Group, Inc.	125,030	10,121,178
Total		22,383,480
Total Utilities		22,383,480
Total Common Stocks (Cost $670,473,958)		942,690,259

Corporate Bonds & Notes 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	21,000	20,723
10/01/2031	5.125%	52,000	51,367
BAE Systems PLC(a)
03/26/2029	5.125%	803,000	819,528
02/15/2031	1.900%	580,000	510,851
Boeing Co. (The)
05/01/2040	5.705%	1,505,000	1,507,572
08/01/2059	3.950%	808,000	555,653
L3Harris Technologies, Inc.
01/15/2027	5.400%	3,200,000	3,225,897
07/31/2033	5.400%	375,000	384,456
Lockheed Martin Corp.
08/15/2030	4.400%	800,000	800,815

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
02/01/2027	3.200%	309,000	306,657
02/01/2029	4.600%	1,600,000	1,610,833
Raytheon Technologies Corp.
03/15/2027	3.500%	3,235,000	3,211,662
03/15/2032	2.375%	1,525,000	1,343,513
TransDigm, Inc.(a)
03/01/2029	6.375%	20,000	20,407
12/15/2030	6.875%	81,000	83,061
03/01/2032	6.625%	100,000	102,170
01/15/2033	6.000%	94,000	94,068
05/31/2033	6.375%	209,000	208,403
01/31/2034	6.250%	11,000	11,120
01/31/2034	6.750%	52,000	52,696
07/31/2034	6.125%	12,000	11,822
Total			14,933,274
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	50,290	49,898
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	19,000	18,113
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	24,000	23,748
10/15/2033	7.750%	103,000	100,287
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	26,000	26,485
09/15/2032	6.750%	63,000	63,532
IHO Verwaltungs GmbH(a),(d)
11/15/2032	8.000%	73,000	75,150
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	25,000	24,045
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	85,000	87,580
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	16,000	15,793
03/24/2031	7.500%	69,000	67,697
04/23/2032	6.875%	149,000	142,121
Total			644,551
Banking 1.8%
Ally Financial, Inc.(e)
Subordinated
01/17/2040	6.646%	6,000	5,786
Bank of America Corp.(e)
02/04/2033	2.972%	5,680,000	5,141,111
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(e)
09/11/2031	4.503%	546,000	539,473
09/11/2036	5.174%	1,136,000	1,125,008
Goldman Sachs Group, Inc. (The)(e)
04/22/2032	2.615%	2,900,000	2,605,347
HSBC Holdings PLC(e)
03/10/2037	5.279%	2,167,000	2,127,533
JPMorgan Chase & Co.(e)
07/22/2030	4.995%	4,083,000	4,141,465
10/22/2031	4.255%	949,000	934,240
01/22/2032	4.347%	1,921,000	1,893,720
10/22/2036	4.810%	201,000	195,106
01/22/2037	4.898%	246,000	240,658
Morgan Stanley(e)
01/16/2032	4.493%	559,000	549,814
03/12/2032	4.708%	826,000	820,412
01/30/2037	5.073%	1,925,000	1,885,407
Subordinated
09/16/2036	2.484%	1,725,000	1,483,936
PNC Financial Services Group, Inc. (The)(e)
01/22/2035	5.676%	500,000	514,678
Royal Bank of Canada(e)
08/06/2029	4.498%	1,440,000	1,440,838
02/04/2031	5.153%	262,000	266,155
08/06/2031	4.696%	232,000	231,646
US Bancorp(e)
06/12/2034	5.836%	525,000	548,036
Wells Fargo & Co.(e)
04/24/2034	5.389%	2,000,000	2,028,687
Total			28,719,056
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	59,000	62,675
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	45,000	44,562
Focus Financial Partners LLC(a)
09/15/2031	6.750%	65,000	64,660
Hightower Holding LLC(a)
04/15/2029	6.750%	84,000	82,269
01/31/2030	9.125%	59,000	60,149
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	73,000	72,913
08/01/2033	8.000%	74,000	73,067
Total			460,295
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	83,000	78,691
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	22,000	20,715
James Hardie International Finance DAC(a)
01/15/2028	5.000%	52,000	51,690
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	17,000	16,977
LBM Acquisition LLC(a)
01/15/2029	6.250%	34,000	24,898
06/15/2031	9.500%	64,000	55,683
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	74,000	75,215
03/01/2033	6.750%	67,000	68,056
QXO Building Products, Inc.(a)
04/30/2032	6.750%	63,000	64,269
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	78,000	78,388
08/01/2033	6.250%	19,000	18,808
Standard Industries, Inc.(a)
01/15/2028	4.750%	46,000	45,532
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	105,000	101,918
Total			700,840
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	17,000	17,003
02/01/2028	5.000%	62,000	61,429
06/01/2029	5.375%	66,000	65,109
03/01/2030	4.750%	131,000	124,251
08/15/2030	4.500%	221,000	206,260
02/01/2032	4.750%	56,000	50,765
01/15/2034	4.250%	77,000	65,876
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	57,000	50,967
Charter Communications Operating LLC
06/30/2062	3.950%	700,000	412,061
CSC Holdings LLC(a)
04/15/2027	5.500%	9,000	7,810
02/01/2028	5.375%	18,000	13,325
02/01/2029	6.500%	109,000	69,574
01/15/2030	5.750%	43,000	16,156
02/15/2031	3.375%	52,000	30,536
DirecTV Financing LLC(a)
02/01/2030	8.875%	3,000	2,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.(a)
12/01/2028	5.750%	28,000	27,115
DISH DBS Corp.
06/01/2029	5.125%	40,000	35,746
DISH Network Corp.(a)
11/15/2027	11.750%	92,000	94,780
EchoStar Corp.
11/30/2029	10.750%	134,611	145,380
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	19,000	18,970
07/01/2029	5.500%	18,000	17,918
Time Warner Cable LLC
05/01/2037	6.550%	1,975,000	1,990,994
Virgin Media Finance PLC(a)
07/15/2030	5.000%	27,000	22,143
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	59,000	56,572
08/15/2030	4.500%	22,000	19,493
VZ Secured Financing BV(a)
01/15/2032	5.000%	113,000	97,163
Total			3,720,390
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	23,000	23,155
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	35,000	34,764
Celanese US Holdings LLC
04/15/2030	6.500%	43,000	43,830
02/15/2031	7.000%	20,000	20,522
04/15/2033	6.750%	15,000	15,386
11/15/2033	7.200%	37,000	39,513
02/15/2034	7.375%	30,000	30,775
Element Solutions, Inc.(a)
09/01/2028	3.875%	21,000	20,439
INEOS Finance PLC(a)
05/15/2028	6.750%	20,000	19,337
04/15/2029	7.500%	159,000	154,286
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	99,000	81,342
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	58,550	48,740
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	65,000	61,934
LYB International Finance III LLC
04/01/2051	3.625%	500,000	322,126

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	21,000	20,117
10/01/2029	6.250%	53,000	50,279
06/15/2031	7.250%	68,000	66,496
02/15/2033	7.250%	100,000	95,579
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	24,000	24,030
08/15/2033	6.250%	19,000	19,276
Tronox, Inc.(a)
03/15/2029	4.625%	32,000	25,636
09/30/2030	9.125%	11,000	10,984
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	168,000	154,278
03/01/2031	7.375%	13,000	13,027
08/15/2032	6.625%	105,000	102,320
08/01/2033	7.000%	18,000	17,538
Total			1,515,709
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	732,000	733,295
Herc Holdings, Inc.(a)
06/15/2029	6.625%	34,000	34,574
06/15/2030	7.000%	63,000	64,651
03/15/2031	5.750%	13,000	12,812
06/15/2033	7.250%	111,000	113,966
03/15/2034	6.000%	45,000	43,485
John Deere Capital Corp.
07/14/2028	4.950%	1,100,000	1,121,346
Ritchie Bros Holdings, Inc.(a)
03/15/2031	7.750%	25,000	25,984
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	76,000	77,507
United Rentals North America, Inc.(a)
11/15/2033	5.375%	45,000	43,836
Total			2,271,456
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	46,000	44,345
12/01/2028	6.125%	138,000	132,250
Garda World Security Corp.(a)
06/01/2029	6.000%	10,000	9,538
11/15/2032	8.375%	10,000	10,034
Match Group Holdings II LLC(a)
10/01/2031	3.625%	43,000	38,197
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.(a)
12/15/2027	5.000%	8,000	7,964
06/01/2028	4.625%	35,000	34,232
02/15/2029	5.625%	38,000	37,511
Total			314,071
Consumer Products 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	13,000	11,025
Newell Brands, Inc.(a)
06/01/2028	8.500%	26,000	26,887
Newell Brands, Inc.
05/15/2030	6.375%	55,000	52,963
05/15/2032	6.625%	28,000	26,766
Opal Bidco SAS(a)
03/31/2032	6.500%	38,000	38,025
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	32,000	29,767
Whirlpool Corp.
06/15/2030	6.125%	8,000	7,808
06/15/2033	6.500%	8,000	7,604
Total			200,845
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	4,000	4,024
Chart Industries, Inc.(a)
01/01/2030	7.500%	21,000	21,818
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	26,000	25,947
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	102,000	103,840
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	20,000	20,597
Esab Corp.(a)
04/15/2029	6.250%	16,000	16,208
Gates Corp. (The)(a)
07/01/2029	6.875%	10,000	10,247
Madison IAQ LLC(a)
06/30/2029	5.875%	121,000	118,869
Resideo Funding, Inc.(a)
09/01/2029	4.000%	21,000	19,848
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	80,000	79,799
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	65,000	65,369
03/15/2029	6.375%	11,000	11,197
04/15/2031	5.250%	13,000	12,918
03/15/2032	6.625%	41,000	41,936
03/15/2033	6.375%	100,000	101,951
04/15/2034	5.500%	22,000	21,684
Total			676,252
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	30,000	30,466
01/15/2034	6.250%	26,000	25,599
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	31,000	30,302
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	45,000	44,461
02/15/2031	3.750%	159,000	147,495
01/15/2032	3.750%	16,000	14,613
01/15/2034	5.750%	41,000	40,386
Dominion Energy, Inc.
03/15/2035	5.450%	685,000	691,124
DTE Energy Co.
07/01/2027	4.950%	825,000	830,632
Duke Energy Corp.
08/15/2052	5.000%	1,158,000	991,458
Duke Energy Indiana LLC
04/01/2053	5.400%	273,000	254,563
Edison International
11/15/2028	5.250%	834,000	840,229
Long Ridge Energy LLC(a)
02/15/2032	8.750%	42,000	44,048
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	996,000	1,000,929
03/15/2035	5.450%	2,300,000	2,342,951
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	34,000	33,665
01/15/2029	7.250%	52,000	53,707
NRG Energy, Inc.(a)
02/15/2029	3.375%	28,000	26,610
07/15/2029	5.750%	61,000	60,906
02/15/2031	3.625%	22,000	20,318
02/15/2032	3.875%	7,000	6,423
02/01/2033	6.000%	41,000	41,146
01/15/2034	5.750%	41,000	40,535
11/01/2034	6.250%	12,000	12,086
01/15/2036	6.000%	67,000	66,388
Ohio Edison Co.(a)
01/15/2033	5.500%	1,150,000	1,182,957
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas and Electric Co.
01/15/2053	6.750%	1,650,000	1,717,391
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	68,000	66,549
PG&E Corp.(e)
03/15/2055	7.375%	25,000	25,141
09/15/2056	6.850%	9,000	8,864
Talen Energy Supply LLC(a)
02/01/2034	6.250%	42,000	41,714
02/01/2036	6.500%	42,000	42,330
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	42,000	41,550
01/15/2030	4.750%	76,000	73,040
Vistra Operations Co. LLC(a)
10/15/2031	7.750%	75,000	78,576
VoltaGrid LLC(a)
11/01/2030	7.375%	14,000	14,446
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	62,000	65,404
03/15/2033	8.625%	49,000	51,809
04/15/2034	7.750%	125,000	129,085
Total			11,229,896
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	38,000	39,360
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	128,000	129,782
Total			169,142
Finance Companies 0.1%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	11,000	10,915
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	39,000	37,175
GGAM Finance Ltd.(a)
04/15/2029	6.875%	127,000	129,964
03/15/2030	5.875%	52,000	51,939
goeasy Ltd.(a)
07/01/2029	7.625%	15,000	13,203
05/15/2030	6.875%	8,000	6,614
10/01/2030	7.375%	3,000	2,483
02/15/2031	6.875%	11,000	8,858
Navient Corp.
03/15/2031	11.500%	45,000	45,685

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
05/15/2029	6.625%	123,000	123,574
03/15/2030	7.875%	31,000	31,988
05/15/2031	7.500%	52,000	52,523
03/15/2032	6.750%	47,000	45,649
03/15/2033	6.500%	92,000	88,029
09/15/2033	6.750%	43,000	41,319
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	111,000	113,969
Rocket Cos, Inc.(a)
08/01/2030	6.125%	65,000	65,638
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	13,000	12,318
10/15/2033	4.000%	134,000	120,201
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	7,000	6,892
04/15/2029	5.500%	68,000	63,640
UWM Holdings LLC(a)
02/01/2030	6.625%	121,000	114,112
03/15/2031	6.250%	65,000	59,198
Total			1,245,886
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	241,000	240,591
05/15/2038	5.150%	3,500,000	3,246,174
Campbell Soup Co.
03/23/2035	4.750%	1,230,000	1,132,159
Chobani Holdco II LLC(a),(d)
10/01/2029	8.750%	75,200	79,785
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	14,000	14,335
Constellation Brands, Inc.
08/01/2029	3.150%	612,000	585,505
General Mills, Inc.
01/30/2027	4.700%	435,000	435,488
Heineken NV(a)
01/29/2028	3.500%	1,140,000	1,122,693
Kraft Heinz Foods Co.
06/01/2026	3.000%	1,425,000	1,420,686
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	23,000	21,438
Mars, Inc.(a)
04/20/2028	4.550%	1,375,000	1,384,556
03/01/2035	5.200%	1,826,000	1,842,606
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	868,000	872,348
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
04/15/2030	4.625%	74,000	71,119
09/15/2031	4.500%	91,000	84,705
02/15/2032	6.250%	11,000	11,133
10/15/2034	6.250%	26,000	25,457
03/15/2036	6.500%	91,000	89,243
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	107,000	107,192
04/30/2029	4.375%	38,000	36,929
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	126,000	121,252
US Foods, Inc.(a)
09/15/2028	6.875%	58,000	59,420
02/15/2029	4.750%	52,000	51,356
06/01/2030	4.625%	34,000	33,119
01/15/2032	7.250%	53,000	54,953
Total			13,144,242
Gaming 0.1%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	67,000	64,476
02/15/2030	7.000%	35,000	35,457
02/15/2032	6.500%	32,000	31,648
10/15/2032	6.000%	23,000	21,171
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	30,000	29,726
Churchill Downs, Inc.(a)
05/01/2031	6.750%	32,000	32,589
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	44,000	45,251
10/01/2033	6.250%	65,000	63,638
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	33,000	32,061
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	100,000	93,564
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	51,000	50,781
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	56,000	55,919
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	118,000	102,001
Voyager Parent LLC(a)
07/01/2032	9.250%	39,000	40,608
Total			698,890
Health Care 0.7%
Abbott Laboratories
03/15/2036	4.650%	2,384,000	2,329,174
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	58,000	57,604
04/15/2029	5.000%	51,000	49,693
03/15/2033	7.375%	76,000	77,942
Avantor Funding, Inc.(a)
07/15/2028	4.625%	25,000	24,395
11/01/2029	3.875%	83,000	77,873
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	32,000	33,114
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	25,000	24,416
03/15/2029	3.750%	82,000	77,759
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	53,000	50,912
05/15/2030	5.250%	82,000	77,264
01/15/2032	10.875%	15,000	16,115
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	39,000	40,351
CVS Health Corp.
03/25/2038	4.780%	1,080,000	994,837
03/25/2048	5.050%	840,000	720,518
DaVita, Inc.(a)
07/15/2033	6.750%	33,000	33,636
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	2,160,000	2,203,066
12/15/2028	4.150%	689,000	684,391
HCA, Inc.
09/01/2030	3.500%	3,120,000	2,962,625
IQVIA, Inc.(a)
05/15/2027	5.000%	79,000	78,788
05/15/2030	6.500%	16,000	16,348
06/01/2032	6.250%	50,000	50,760
LifePoint Health, Inc.(a)
10/15/2030	11.000%	13,000	13,997
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	157,000	155,594
Select Medical Corp.(a)
12/01/2032	6.250%	31,000	29,466
Star Parent, Inc.(a)
10/01/2030	9.000%	125,000	129,853
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	105,000	102,974
Tenet Healthcare Corp.
11/01/2027	5.125%	37,000	36,967
10/01/2028	6.125%	65,000	65,158
05/15/2031	6.750%	47,000	48,105
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	109,000	108,009
11/15/2033	6.000%	35,000	35,456
Total			11,407,160
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
01/15/2031	4.650%	500,000	502,420
04/15/2034	5.000%	2,519,000	2,519,423
04/15/2054	5.375%	7,000	6,432
Total			3,028,275
Independent Energy 0.1%
APA Corp.
02/15/2055	6.750%	482,000	484,271
Civitas Resources, Inc.(a)
11/01/2030	8.625%	5,000	5,267
07/01/2031	8.750%	50,000	52,303
06/15/2033	9.625%	73,000	80,784
CNX Resources Corp.(a)
03/01/2032	7.250%	32,000	32,882
03/01/2034	5.875%	64,000	62,296
Comstock Resources, Inc.(a)
03/01/2029	6.750%	36,000	35,514
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	20,000	20,281
01/15/2033	7.375%	25,000	25,006
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	50,000	50,061
02/01/2029	5.750%	24,000	23,641
04/15/2030	6.000%	16,000	15,563
04/15/2032	6.250%	19,000	18,378
11/01/2033	8.375%	59,000	61,468
02/15/2035	7.250%	25,000	24,929
Matador Resources Co.(a)
04/15/2032	6.500%	74,000	74,788
04/15/2033	6.250%	18,000	18,006
04/15/2034	6.000%	59,000	58,593
Occidental Petroleum Corp.
10/01/2054	6.050%	820,000	796,526
Permian Resources Operating LLC(a)
04/15/2027	8.000%	19,000	19,019
01/15/2032	7.000%	76,000	78,864
02/01/2033	6.250%	24,000	24,440
SM Energy Co.
09/15/2026	6.750%	41,000	41,011
SM Energy Co.(a)
08/01/2029	6.750%	35,000	35,552
08/01/2032	7.000%	7,000	7,147
04/15/2034	6.625%	56,000	55,970

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vital Energy, Inc.(a)
04/15/2032	7.875%	28,000	28,644
Total			2,231,204
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	1,700,000	1,723,246
03/17/2052	3.001%	840,000	531,809
Total			2,255,055
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	80,000	77,683
Carnival Corp.(a)
03/15/2030	5.750%	34,000	34,259
08/01/2032	5.750%	55,000	55,011
02/15/2033	6.125%	68,000	68,635
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	20,000	19,905
Cinemark USA, Inc.(a)
07/15/2028	5.250%	80,000	79,445
NCL Corp., Ltd.(a)
01/15/2031	5.875%	74,000	71,883
02/01/2032	6.750%	40,000	39,695
09/15/2033	6.250%	44,000	42,731
NCL Finance Ltd.(a)
03/15/2028	6.125%	33,000	33,254
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	147,000	141,903
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	78,000	78,128
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	44,000	44,003
Vail Resorts, Inc.(a)
05/15/2032	6.500%	23,000	23,261
Viking Cruises Ltd.(a)
07/15/2031	9.125%	56,000	59,030
10/15/2033	5.875%	70,000	69,238
Total			938,064
Life Insurance 0.2%
Met Tower Global Funding(a)
10/01/2027	4.000%	1,067,000	1,062,430
04/12/2029	5.250%	1,013,000	1,032,786
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(a)
11/27/2029	4.950%	297,000	299,954
Total			2,395,170
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
09/15/2033	5.750%	65,000	64,786
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	103,000	101,930
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	120,000	114,101
Wyndham Hotels & Resorts, Inc.(a)
03/01/2033	5.625%	21,000	20,662
Total			301,479
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	22,000	22,115
06/01/2029	7.500%	66,000	66,266
04/01/2030	7.875%	33,000	34,578
02/15/2031	7.125%	39,000	40,876
03/15/2033	7.500%	39,000	41,311
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	20,000	14,786
Gray Media, Inc.(a)
07/15/2032	9.625%	38,000	38,030
08/15/2033	7.250%	13,000	13,095
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	6,118	5,553
08/15/2030	7.750%	14,410	11,565
Mav Acquisition Corp.(a)
08/01/2029	8.000%	30,000	29,958
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	25,000	25,536
Meta Platforms, Inc.
11/15/2045	5.500%	368,000	348,485
11/15/2055	5.625%	648,000	606,979
11/15/2065	5.750%	713,000	661,263
Nexstar Media, Inc.(a)
09/15/2033	6.500%	78,000	78,603
Nexstar Media, Inc.(a),(f)
04/15/2034	7.250%	68,000	68,148
OAK-Eagle Acquireco, Inc.(a),(f)
07/01/2033	7.250%	35,000	36,248
07/01/2034	8.750%	35,000	36,602
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	31,000	30,951
03/15/2030	4.625%	24,000	23,161
02/15/2031	7.375%	29,000	30,257
Roblox Corp.(a)
05/01/2030	3.875%	46,000	43,189
Snap, Inc.(a)
03/01/2033	6.875%	102,000	96,547
03/15/2034	6.875%	56,000	52,651
Univision Communications, Inc.(a)
08/15/2028	8.000%	39,000	39,642
05/01/2029	4.500%	15,000	14,114
06/30/2030	7.375%	19,000	18,635
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	30,000	26,560
03/15/2042	5.050%	122,000	81,391
03/15/2052	5.141%	15,000	9,090
Total			2,646,185
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	13,000	13,596
Carpenter Technology Corp.(a)
03/01/2034	5.625%	31,000	30,720
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	9,000	9,000
03/15/2032	7.000%	7,000	6,774
05/01/2033	7.375%	6,000	5,872
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	21,000	21,743
Constellium SE(a)
06/15/2028	5.625%	14,000	13,953
04/15/2029	3.750%	32,000	30,569
08/15/2032	6.375%	10,000	10,106
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	72,000	71,902
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	34,000	32,118
03/01/2034	5.875%	132,000	129,765
Novelis Corp.(a)
01/30/2030	4.750%	97,000	91,872
08/15/2031	3.875%	54,000	48,057
08/15/2033	6.375%	90,000	88,271
Novelis, Inc.(a)
01/30/2030	6.875%	11,000	11,097
Total			615,415
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	40,000	42,389
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	128,000	131,011
CNX Midstream Partners LP(a)
04/15/2030	4.750%	75,000	71,472
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	123,000	127,306
06/30/2033	7.375%	115,000	115,880
Enbridge, Inc.
04/05/2027	5.250%	1,160,000	1,169,489
Energy Transfer LP
05/15/2054	5.950%	930,000	872,916
ITT Holdings LLC(a)
08/01/2029	6.500%	6,000	5,848
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	660,000	623,492
NuStar Logistics LP
10/01/2030	6.375%	24,000	24,818
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	20,000	20,576
Sunoco LP(a),(e),(g)
	7.875%	50,000	50,954
Sunoco LP(a)
07/15/2031	5.375%	29,000	28,766
05/01/2032	7.250%	23,000	23,818
07/01/2033	6.250%	90,000	90,538
Sunoco LP/Finance Corp.
04/30/2030	4.500%	81,000	78,334
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	100,000	101,382
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	22,000	20,916
08/15/2031	4.125%	48,000	44,643
11/01/2033	3.875%	19,000	16,843
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	58,000	59,388
02/01/2029	9.500%	14,000	15,144
01/15/2030	7.000%	55,000	56,257
06/01/2031	8.375%	35,000	36,399
02/01/2032	9.875%	97,000	104,196
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	17,000	17,488
05/01/2033	7.500%	37,000	40,696
01/15/2034	6.500%	49,000	51,086
06/15/2034	6.500%	52,000	54,107
05/01/2035	7.750%	15,000	16,815

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2036	6.750%	122,000	129,089
Western Midstream Operating LP
04/01/2033	6.150%	764,000	797,899
Total			5,039,955
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	585,000	564,080
Southern Co Gas Capital Corp.
09/15/2028	4.050%	520,000	516,006
Total			1,080,086
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	51,000	51,000
09/01/2032	6.625%	30,000	30,591
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	66,000	65,375
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	49,000	50,776
04/01/2031	5.875%	34,000	34,144
10/01/2033	6.500%	32,000	32,274
10/01/2035	6.750%	69,000	70,085
Nabors Industries, Inc.(a)
01/31/2030	9.125%	65,000	68,221
08/15/2031	8.875%	8,000	8,342
11/15/2032	7.625%	56,000	57,307
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	29,646	30,319
Transocean, Inc.(a)
05/15/2029	8.250%	11,000	11,361
05/15/2031	8.500%	30,000	31,516
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	50,000	51,168
Total			592,479
Other Industry 0.0%
Installed Building Products, Inc.(a)
02/01/2034	5.625%	13,000	12,763
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	12,000	12,128
04/15/2030	6.625%	61,000	61,826
Total			86,717
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
07/15/2031	7.000%	26,000	26,902
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	42,000	41,764
05/15/2029	4.875%	21,000	20,206
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	20,000	20,415
06/15/2033	6.500%	48,000	48,841
03/15/2034	5.750%	9,000	8,883
Service Properties Trust(a)
11/15/2031	8.625%	26,000	27,179
Total			194,190
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	152,000	139,168
01/30/2031	6.250%	26,000	25,764
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	30,000	29,492
04/15/2030	8.750%	91,000	85,124
04/15/2032	6.750%	26,000	24,595
Total			304,143
Pharmaceuticals 0.6%
1261229 BC Ltd.(a)
04/15/2032	10.000%	149,000	151,657
AbbVie, Inc.
03/15/2029	4.800%	4,131,000	4,197,597
11/21/2029	3.200%	1,232,000	1,186,002
Amgen, Inc.
03/02/2033	5.250%	1,240,000	1,272,254
03/02/2063	5.750%	620,000	595,883
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	5,000	4,954
06/01/2028	4.875%	20,000	18,356
09/30/2028	11.000%	11,000	11,252
02/15/2029	6.250%	17,000	12,747
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	85,000	83,376
Merck & Co., Inc.
12/04/2035	4.750%	1,474,000	1,446,638
Organon Finance 1 LLC(a)
04/30/2028	4.125%	18,000	17,451
04/30/2031	5.125%	11,000	8,979
Total			9,007,146
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	55,000	54,416
08/01/2029	6.000%	31,000	29,114
11/06/2030	7.500%	82,000	82,023
07/01/2032	6.750%	21,000	20,187
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	30,000	29,993
04/15/2028	6.750%	32,000	32,168
11/01/2029	5.875%	54,000	52,421
01/15/2031	7.000%	144,000	145,227
10/01/2031	6.500%	15,000	14,805
10/01/2032	7.375%	105,000	103,069
AmWINS Group, Inc.(a)
02/15/2029	6.375%	50,000	50,400
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	103,000	104,053
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	133,000	129,118
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	23,000	22,403
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	107,000	104,264
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	50,000	46,894
HUB International Ltd.(a)
12/01/2029	5.625%	43,000	41,994
06/15/2030	7.250%	89,000	91,377
01/31/2032	7.375%	137,000	139,747
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	106,000	106,169
Ryan Specialty LLC(a)
08/01/2032	5.875%	24,000	23,750
Total			1,423,592
Railroads 0.2%
Canadian Pacific Railway Co.
03/15/2029	4.000%	225,000	222,437
12/02/2031	2.450%	1,287,000	1,143,323
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	89,000	90,009
Norfolk Southern Corp.
06/15/2026	2.900%	868,000	865,869
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	126,000	129,538
Total			2,451,176
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	40,000	39,147
09/15/2029	5.625%	31,000	31,170
10/15/2030	4.000%	55,000	51,672
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	82,000	76,611
Total			198,600
Retailers 0.2%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	39,000	39,490
08/01/2033	7.375%	40,000	40,422
Amazon.com, Inc.
03/13/2036	4.875%	884,000	875,764
03/13/2046	5.650%	610,000	608,001
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	54,000	52,168
Beach Acquisition Bidco LLC(a),(d)
07/15/2033	10.000%	121,729	129,400
Belron UK Finance PLC(a)
10/15/2029	5.750%	15,000	15,077
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	52,000	52,461
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	89,000	92,352
Lithia Motors, Inc.(a)
01/15/2031	4.375%	20,000	18,756
Lowe’s Companies, Inc.
04/01/2052	4.250%	378,000	289,499
04/01/2062	4.450%	590,000	446,378
Walmart, Inc.
04/28/2035	4.900%	641,000	649,486
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	71,000	65,730
Total			3,374,984
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	23,000	21,934
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	67,000	65,927
Total			87,861
Technology 0.7%
Alphabet, Inc.
02/15/2046	5.500%	940,000	932,472

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amentum Escrow Corp.(a)
08/01/2032	7.250%	89,000	92,152
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	107,000	106,393
APLD ComputeCo LLC(a)
12/15/2030	9.250%	120,000	123,648
Black Pearl Compute LLC(a)
02/15/2031	6.125%	65,000	66,190
Block, Inc.(a)
08/15/2030	5.625%	32,000	31,827
08/15/2033	6.000%	25,000	24,591
Block, Inc.
05/15/2032	6.500%	69,000	69,387
Broadcom, Inc.
04/15/2028	4.800%	808,000	817,219
Broadcom, Inc.(a)
11/15/2036	3.187%	1,774,000	1,482,676
CACI International, Inc.(a)
06/15/2033	6.375%	63,000	64,079
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	14,000	10,413
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	11,000	7,887
Cipher Compute LLC(a)
11/15/2030	7.125%	27,000	27,982
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	156,000	134,304
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	171,000	164,976
06/30/2032	8.250%	39,000	37,064
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	176,000	145,184
CoreWeave, Inc.(a)
06/01/2030	9.250%	30,000	29,177
02/01/2031	9.000%	55,000	52,309
Entegris Escrow Corp.(a)
06/15/2030	5.950%	81,000	81,712
Entegris, Inc.(a)
05/01/2029	3.625%	39,000	37,107
Fair Isaac Corp.(a)
05/15/2033	6.000%	20,000	19,623
Fidelity National Information Services, Inc.
03/10/2028	4.450%	274,000	273,201
Flash Compute LLC(a)
12/31/2030	7.250%	39,000	39,338
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HealthEquity, Inc.(a)
10/01/2029	4.500%	67,000	64,817
Intel Corp.
03/25/2050	4.750%	675,000	545,290
International Business Machines Corp.
05/15/2026	3.300%	1,695,000	1,692,751
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	63,000	48,802
ION Platform Finance US, Inc./SARL(a)
05/15/2028	5.750%	72,000	67,857
05/30/2029	9.500%	200,000	187,949
Iron Mountain, Inc.(a)
09/15/2027	4.875%	14,000	13,976
07/15/2028	5.000%	133,000	131,604
02/15/2029	7.000%	17,000	17,334
01/15/2033	6.250%	15,000	14,962
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	113,000	105,555
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	85,000	90,981
NCR Corp.(a)
10/01/2028	5.000%	94,000	90,570
04/15/2029	5.125%	28,000	26,829
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	82,000	82,303
05/15/2031	10.375%	17,000	17,192
02/15/2033	9.500%	17,000	16,559
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	585,000	557,585
05/11/2031	2.500%	809,000	726,484
Oracle Corp.
09/26/2065	6.100%	2,031,000	1,683,409
Picard Midco, Inc.(a)
03/31/2029	6.500%	84,000	81,739
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	2,000	1,711
03/15/2030	10.750%	10,000	8,305
07/15/2030	11.125%	14,000	11,865
Science Applications International Corp.(a)
11/01/2033	5.875%	81,000	79,225
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	19,000	19,965
07/15/2031	8.500%	12,000	12,581
Sensata Technologies BV(a)
09/01/2030	5.875%	43,000	43,037
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	85,000	83,649
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	146,000	144,682
Synaptics, Inc.(a)
06/15/2029	4.000%	16,000	15,157
UKG, Inc.(a)
02/01/2031	6.875%	68,000	66,664
WEX, Inc.(a)
03/15/2033	6.500%	103,000	100,851
WULF Compute LLC(a)
10/15/2030	7.750%	37,000	39,099
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	79,000	65,703
Total			11,827,953
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	53,000	53,343
02/15/2031	8.000%	34,000	33,150
06/15/2032	8.375%	33,000	32,868
ERAC USA Finance LLC(a)
10/15/2037	7.000%	725,000	826,664
Total			946,025
Wireless 0.0%
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	63,000	54,198
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	11,000	10,955
Iliad Holding SAS(a)
10/15/2028	7.000%	68,000	68,415
Iliad Holding SASU(a)
04/15/2032	7.000%	32,000	32,066
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	53,000	55,288
Optics Bidco SpA(a)
06/04/2038	7.721%	9,000	9,009
Uniti Group LP/Fiber Holdings, Inc./CSL Capital LLC(a)
01/15/2030	6.000%	10,000	9,433
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	26,000	26,444
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	52,000	54,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Windstream Services LLC(a)
10/15/2033	7.500%	29,000	30,140
Total			296,217
Total Corporate Bonds & Notes (Cost $143,329,663)			143,478,022

Exchange-Traded Equity Funds 2.8%
	Shares	Value ($)
U.S. Mid Large Cap 2.8%
iShares Core MSCI EAFE ETF	501,396	45,391,380
Total Exchange-Traded Equity Funds (Cost $37,768,901)		45,391,380

Foreign Government Obligations(h) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	12,000	12,491
02/15/2030	9.000%	76,000	80,261
12/01/2031	7.000%	13,000	13,744
Total			106,496
Total Foreign Government Obligations (Cost $101,449)			106,496

Residential Mortgage-Backed Securities - Agency 13.7%

Fannie Mae REMICS(b),(i)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.274%	5,026,192	477,933
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.238%	7,735,113	675,029
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.062%	2,173,999	2,190,921
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.512%	1,981,186	1,961,438

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.962%	2,554,275	2,529,651
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	4.862%	2,504,881	2,515,764
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.462%	4,304,914	4,353,463
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.512%	5,700,307	5,638,001
Federal Home Loan Mortgage Corp.
04/01/2032	6.000%	6,673	6,810
04/01/2032	7.000%	6,343	6,668
07/01/2032	6.500%	2,310	2,390
01/01/2033	3.000%	304,088	295,218
12/01/2051- 06/01/2052	2.500%	12,340,737	10,441,960
07/01/2052	3.500%	3,690,646	3,391,236
07/01/2052- 01/01/2055	4.500%	10,978,290	10,665,299
11/01/2052- 01/01/2054	4.000%	19,379,513	18,396,701
12/01/2054	5.000%	2,902,446	2,892,861
05/01/2055- 10/01/2055	5.500%	7,316,187	7,409,755
Federal Home Loan Mortgage Corp.(j)
05/01/2032	6.500%	64,227	66,472
06/01/2037	6.000%	20,777	21,561
02/01/2038	5.500%	107,991	111,234
07/01/2043	3.000%	97,477	89,317
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.163%	3,554,853	351,579
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.274%	2,852,838	316,973
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	2.221%	3,096,365	342,393
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	2.238%	6,440,665	583,308
Federal National Mortgage Association
10/01/2026- 04/01/2052	3.500%	1,413,867	1,300,243
11/01/2026- 01/01/2029	4.000%	16,724	16,644
08/01/2028- 09/01/2032	6.500%	22,190	23,069
12/01/2028- 09/01/2054	6.000%	10,660,040	10,895,069
07/01/2029- 12/01/2032	7.000%	108,876	114,330
02/01/2038- 03/01/2054	5.500%	4,748,570	4,776,818
08/01/2051	2.500%	5,247,663	4,468,455
02/01/2052- 03/01/2052	2.000%	9,377,213	7,663,657
04/01/2052	3.000%	3,768,500	3,316,162
08/01/2053- 12/01/2054	5.000%	18,835,040	18,706,392
12/01/2054	4.500%	5,399,868	5,234,651
Federal National Mortgage Association(j)
02/01/2031	3.500%	42,556	42,071
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	2.324%	2,831,974	350,541
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	2.224%	3,225,660	289,513
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	2.338%	4,734,858	411,780
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.762%	3,889,964	3,901,309
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.092%	2,651,696	2,676,163
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.612%	2,568,071	2,570,681
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.612%	5,835,868	5,881,958
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.982%	2,606,661	2,623,834
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.612%	1,444,416	1,444,068
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.262%	2,710,525	2,732,563
Freddie Mac REMICS(b),(i)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.488%	4,835,194	287,147
Government National Mortgage Association(b),(i)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.261%	3,186,823	359,504
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.411%	2,397,736	287,555
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	2.311%	3,129,259	392,810
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.511%	5,783,452	769,047
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.511%	2,488,704	320,023
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.511%	2,445,895	280,218
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.511%	4,607,859	594,325
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.511%	2,881,289	371,834
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.511%	2,297,696	325,248
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.977%	6,926,895	772,902
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.827%	14,482,171	994,492
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.577%	9,475,927	595,020
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	2.427%	2,843,236	270,253
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.327%	8,117,339	773,799
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.327%	9,838,153	828,766
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.377%	9,792,184	1,036,201

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.377%	7,767,504	835,810
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	2.261%	5,738,210	661,396
CMO Series 2025-150 Class MS
-1.0 x 30-day Average SOFR + 4.350% Cap 4.350% 09/20/2055	0.677%	34,158,504	897,634
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.327%	6,309,668	610,748
Government National Mortgage Association(i)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	7,488,336	1,395,569
CMO Series 2024-28 Class IM
01/20/2050	4.000%	2,122,292	300,442
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.773%	3,033,040	3,043,493
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.673%	2,259,082	2,299,968
Uniform Mortgage-Backed Security TBA(f)
04/16/2041- 04/13/2056	3.000%	17,825,000	15,793,685
04/16/2041- 04/13/2056	3.500%	12,600,000	11,760,890
04/16/2041- 04/13/2056	4.000%	2,400,000	2,297,466
04/13/2056	5.000%	8,500,000	8,382,076
04/13/2056	5.500%	5,500,000	5,525,333
Total Residential Mortgage-Backed Securities - Agency (Cost $217,398,524)			218,237,560

Residential Mortgage-Backed Securities - Non-Agency 7.6%

A&D Mortgage Trust(a),(e)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	3,072,931	3,101,056
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	2,261,357	2,263,786
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	2,336,348	2,333,372
A&D Mortgage Trust(a),(k)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	1,975,212	1,960,900
ACHM Trust(a),(k)
CMO Series 2025-HE2 Class A
08/25/2055	5.465%	3,966,981	3,971,073
Ajax Mortgage Loan Trust(a),(k)
CMO Series 2021-A Class A1
09/25/2065	1.065%	1,461,456	1,335,164
Angel Oak Mortgage Trust(a),(k)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	78,506	73,482
CMO Series 2020-6 Class M1
05/25/2065	2.805%	400,000	354,291
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	188,233	180,375
Angel Oak Mortgage Trust(a),(e)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	3,154,338	3,137,824
CMO Series 2025-13 Class A1
10/25/2070	4.929%	1,554,415	1,543,690
BRAVO Residential Funding Trust(a),(k)
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	136,020	134,365
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	506,786	475,473
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	206,470	194,612
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	41,773	41,175
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	425,000	399,373
BRAVO Residential Funding Trust(a),(e)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	295,799	296,880
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	774,516	778,630
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	1,130,566	1,136,803
CHNGE Mortgage Trust(a),(k)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	1,493,627	1,429,453
CHNGE Mortgage Trust(a),(e)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	580,142	578,361
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	224,163	201,636
COLT Mortgage Loan Trust(a),(k)
CMO Series 2022-1 Class A1
12/27/2066	2.284%	1,479,601	1,359,071
CMO Series 2025-12 Class A1
01/26/2071	4.983%	1,662,925	1,653,329
COLT Mortgage Loan Trust(a),(e)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	776,218	777,616
CMO Series 2025-7 Class A1
06/25/2070	5.470%	4,397,083	4,406,043
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.762%	975,000	992,181
Credit Suisse Mortgage Trust(a),(k)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	438,069	366,563
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	134,682	121,235
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	175,000	136,631
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	751,019	573,620
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	375,000	280,383
Cross Mortgage Trust(a),(e)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	294,467	295,882
CSMC(a),(k)
CMO Series 2022-ATH1 Class A2
01/25/2067	3.405%	2,230,245	2,092,034
CSMC Trust(a),(k)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	1,034,172	993,571
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	773,793	773,032
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	1,161,055	1,157,894
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	433,012	390,368
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	214,393	206,631
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EFMT(a),(k)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	1,799,039	1,789,120
Ellington Financial Mortgage Trust(a),(k)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	37,383	36,818
CMO Series 2022-2 Class A1
04/25/2067	4.299%	4,034,279	3,963,650
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	719,863	723,167
Ellington Financial Mortgage Trust(a),(e)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	1,115,054	1,105,136
FIGRE Trust(a),(e)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	1,099,442	1,098,770
FIGRE Trust(a),(k)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	1,243,179	1,232,215
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.312%	116,058	116,363
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.562%	1,100,000	1,115,479
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.812%	81,976	82,127
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	1,352,937	1,308,800
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	6.612%	614,876	623,385
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	4.512%	331,057	330,963
GCAT Trust(a),(k)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	329,630	321,915
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,266,874	1,204,621
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	4,201,593	4,184,474
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	3,085,452	3,067,465

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Trust(a),(e)
CMO Series 2023-NQM2 Class A1
11/25/2067	5.837%	1,082,024	1,079,113
GITSIT Mortgage Loan Trust(a),(e)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	1,556,543	1,547,076
GS Mortgage-Backed Securities Trust(a),(k)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	158,438	151,657
GS Mortgage-Backed Securities Trust(a),(e)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	1,657,869	1,649,160
HOMES Trust(a),(e)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	1,383,946	1,388,418
HOMES Trust(a),(k)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	1,399,040	1,397,219
JPMorgan Mortgage Trust(a),(k)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	3,162,607	3,149,336
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	884,870	887,595
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	1,569,816	1,572,558
MetLife Securitization Trust(a),(k)
CMO Series 2018-1A Class A
03/25/2057	3.750%	255,688	247,635
MFA Trust(a),(k)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	475,000	436,892
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	312,281	296,304
MFA Trust(a),(e)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	3,766,669	3,739,585
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	267,798	268,551
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	1,470,938	1,470,207
MFRA Trust(a),(k)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	35,211	34,551
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	6,641	6,519
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	11,105	10,903
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mill City Mortgage Loan Trust(a),(k)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	242,810	240,353
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	1,150,000	1,067,269
Morgan Stanley Residential Mortgage Loan Trust(a),(k)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	1,321,599	1,324,544
Morgan Stanley Residential Mortgage Loan Trust(a),(e)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	2,375,712	2,362,127
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	92,676	88,961
NYMT Loan Trust(a),(k)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	2,125,732	2,113,826
OBX Trust(a),(e)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	959,505	963,866
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	790,190	793,523
OBX Trust(a),(k)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	2,141,662	2,146,775
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	120,775	114,529
PRKCM Trust(a),(k)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	2,000,000	1,434,555
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	1,475,000	1,084,067
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	1,300,000	909,852
PRPM LLC(a),(e)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	643,068	631,326
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	685,000	668,224
PRPM Trust(a),(e)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	116,701	117,189
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	385,217	387,691
PRPM Trust(a),(k)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	2,450,599	2,462,184
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM Trust(a),(b)
CMO Series 2025-NQM6 Class A1
1-month Term SOFR + 0.000% 10/25/2070	4.986%	2,913,960	2,897,501
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.379%	107,893	108,406
Residential Mortgage Loan Trust(a),(k)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	3,778	3,764
Spruce Hill Mortgage Loan Trust(a),(e)
CMO Series 2022-SH1 Class A1A
07/25/2057	4.100%	1,990,766	1,981,227
Starwood Mortgage Residential Trust(a),(k)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	46,578	46,298
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	41,461	40,385
CMO Series 2021-4 Class M1
08/25/2056	2.400%	525,000	399,961
Towd Point Mortgage Trust(a),(k)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	12,676	12,615
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	53,372	53,143
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	4.793%	161,861	161,917
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	4.793%	219,505	223,960
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	151,115	151,108
Verus Securitization Trust(a),(k)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	44,666	44,184
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	56,577	55,983
Verus Securitization Trust(a),(e)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	2,572,057	2,415,832
CMO Series 2023-6 Class A2
09/25/2068	6.939%	317,631	318,719
CMO Series 2023-8 Class A1
12/25/2068	6.259%	267,138	268,286
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,247,587	1,249,631
CMO Series 2024-3 Class A1
04/25/2069	6.338%	984,509	992,357
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	921,817	927,364
CMO Series 2025-7 Class A1
08/25/2070	5.129%	3,180,167	3,173,668
Visio Trust(a),(k)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	7,137	7,099
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	46,575	45,117
CMO Series 2020-1R Class A3
11/25/2055	1.873%	54,338	52,727
Vista Point Securitization Trust(a),(e)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	1,765,307	1,769,642
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	1,450,000	1,459,950
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $124,595,132)			121,907,310

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(l)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.668%	52,039	50,738
Total Senior Loans (Cost $51,880)			50,738

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
05/15/2047	3.000%	7,550,000	5,610,593
Total U.S. Treasury Obligations (Cost $6,014,906)			5,610,593

Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(m),(n)	63,730,343	63,704,851
Total Money Market Funds (Cost $63,710,648)		63,704,851
Total Investments in Securities (Cost: $1,362,619,739)		1,639,974,404
Other Assets & Liabilities, Net		(42,453,777)
Net Assets		1,597,520,627
At March 31, 2026, securities and/or cash totaling $4,901,133 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	268	06/2026	USD	30,518,500	—	(988,033)
U.S. Treasury 10-Year Note	573	06/2026	USD	63,629,859	—	(1,246,069)
U.S. Treasury Ultra 10-Year Note	30	06/2026	USD	3,405,469	—	(76,474)
U.S. Treasury Ultra Bond	171	06/2026	USD	19,932,188	—	(682,411)
Total					—	(2,992,987)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(321)	06/2026	USD	(66,589,945)	378,705	—
U.S. Treasury 5-Year Note	(26)	06/2026	USD	(2,812,672)	8,243	—
Total					386,948	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $254,897,416, which represents 15.96% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c)	Non-income producing investment.
(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(f)	Represents a security purchased on a when-issued basis.
(g)	Perpetual security with no specified maturity date.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(l)
The stated interest rate represents the weighted average interest rate at March 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	The rate shown is the seven-day current annualized yield at March 31, 2026.
Columbia Variable Portfolio – Balanced Fund  | 2026

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	70,792,807	118,230,790	(125,314,036)	(4,710)	63,704,851	301	569,268	63,730,343
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Variable Portfolio – Balanced Fund  | 2026

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1QT7000_(05/26)